SEGMENTED INFORMATION Schedule of revenue by segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 548,523	$ 441,860	$ 397,321
Cost of goods sold	369,544	296,219	272,047
Gross margin	178,979	145,641	125,274
Gross margin %	32.60%	33.00%	31.50%
Expenses	185,573	163,305	147,480
Loss from operations	(6,594)	(17,664)	(22,206)
Total assets	515,364	512,000	464,763
OEM Solutions
Segment Reporting Information [Line Items]
Revenue	476,650	382,016	346,543
Cost of goods sold	336,132	266,867	246,284
Gross margin	140,518	115,149	100,259
Gross margin %	29.50%	30.10%	28.90%
Enterprise Solutions
Segment Reporting Information [Line Items]
Revenue	71,873	59,844	50,778
Cost of goods sold	33,412	29,352	25,763
Gross margin	$ 38,461	$ 30,492	$ 25,015
Gross margin %	53.50%	51.00%	49.30%